Advance to Suppliers (Details) - Schedule of Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year
Additional allowance charged to expense	(8,366)	(1,213)
Balance at the end of the year	¥ (8,366)	$ (1,213)